Parent-only Financial Information (Condensed Statements of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 8,896	$ 9,317	$ 16,823	$ 13,793	$ 12,074
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease in accrued interest receivable	820	305	125	181	265
Decrease (increase) in other assets	1,747	(2,084)	(1,659)	(18)	148
Net cash provided by operating activities	14,991	10,489	27,460	25,575	15,164
Cash flows from investing activities
Net cash provided by (used in) investing activities	(122,291)	(107,130)	10,623	(180,820)	(236,576)
Cash flows from financing activities
Net cash provided by financing activities	76,412	115,696	(16,666)	156,553	213,828
Net (decrease) increase in cash and cash equivalents	(30,888)	19,055	21,417	1,308	(7,584)
Cash and cash equivalents at beginning of period	65,269	43,852	43,852	42,544	50,128
Cash and cash equivalents at end of period	34,381	62,907	65,269	43,852	42,544
Parent Company
Cash flows from operating activities
Net income			16,823	13,793	12,074
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease in accrued interest receivable			410	80	288
Deferred taxes				830	1,064
(Decrease) increase in due from (to) Northfield Bank			(478)	396	312
Decrease (increase) in other assets			67	(1,178)	(1,154)
Amortization of premium on corporate bond			521	1,063	527
Gain on securities transactions, net			(227)	(38)
Increase in other liabilities			54	100	134
Undistributed earnings of Northfield Bank			(16,503)	(14,320)	(11,521)
Net cash provided by operating activities			667	726	1,724
Cash flows from investing activities
Dividend from Northfield Bank					14,000
Purchases of corporate bonds					(50,323)
Maturities of corporate bonds					4,290
Proceeds from sale of corporate bonds			31,068	12,088
Principal payments on ESOP loan receivable			437	406	381
Maturities of certificate of deposits					30,153
Net cash provided by (used in) investing activities			31,505	12,494	(1,499)
Cash flows from financing activities
Purchase of treasury stock			(37,821)	(8,213)	(19,929)
Dividends paid			(3,701)	(3,308)	(2,963)
Net cash provided by financing activities			(41,522)	(11,521)	(22,892)
Net (decrease) increase in cash and cash equivalents			(9,350)	1,699	(22,667)
Cash and cash equivalents at beginning of period		21,587	21,587	19,888	42,555
Cash and cash equivalents at end of period			$ 12,237	$ 21,587	$ 19,888